Reconciliation of Segment Totals to Consolidated Financial Statement Amounts (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2012 Total USD ($)	Mar. 31, 2012 Total JPY (¥)	Mar. 31, 2011 Total JPY (¥)	Mar. 31, 2010 Total JPY (¥)	Mar. 31, 2012 Corporate Assets USD ($)	Mar. 31, 2012 Corporate Assets JPY (¥)	Mar. 31, 2011 Corporate Assets JPY (¥)	Mar. 31, 2010 Corporate Assets JPY (¥)	Mar. 31, 2012 Variable Interest Entities USD ($)	Mar. 31, 2012 Variable Interest Entities JPY (¥)	Mar. 31, 2011 Variable Interest Entities JPY (¥)	Mar. 31, 2010 Variable Interest Entities JPY (¥)	Mar. 31, 2012 Segment, Discontinued Operations USD ($)	Mar. 31, 2012 Segment, Discontinued Operations JPY (¥)	Mar. 31, 2011 Segment, Discontinued Operations JPY (¥)	Mar. 31, 2010 Segment, Discontinued Operations JPY (¥)	Mar. 31, 2012 Corporate interest expenses, general and administrative expenses USD ($)	Mar. 31, 2012 Corporate interest expenses, general and administrative expenses JPY (¥)	Mar. 31, 2011 Corporate interest expenses, general and administrative expenses JPY (¥)	Mar. 31, 2010 Corporate interest expenses, general and administrative expenses JPY (¥)	Mar. 31, 2012 Corporate write-downs of securities USD ($)	Mar. 31, 2012 Corporate write-downs of securities JPY (¥)	Mar. 31, 2011 Corporate write-downs of securities JPY (¥)	Mar. 31, 2010 Corporate write-downs of securities JPY (¥)	Mar. 31, 2012 Corporate net gains (losses) on investment securities USD ($)	Mar. 31, 2012 Corporate net gains (losses) on investment securities JPY (¥)	Mar. 31, 2011 Corporate net gains (losses) on investment securities JPY (¥)	Mar. 31, 2010 Corporate net gains (losses) on investment securities JPY (¥)	Mar. 31, 2012 Corporate other gains or loss USD ($)	Mar. 31, 2012 Corporate other gains or loss JPY (¥)	Mar. 31, 2011 Corporate other gains or loss JPY (¥)	Mar. 31, 2010 Corporate other gains or loss JPY (¥)	Mar. 31, 2012 Gain Loss Related To Assets Or Debt Of Certain Variable Interest Entities USD ($)	Mar. 31, 2012 Gain Loss Related To Assets Or Debt Of Certain Variable Interest Entities JPY (¥)	Mar. 31, 2011 Gain Loss Related To Assets Or Debt Of Certain Variable Interest Entities JPY (¥)	Mar. 31, 2010 Gain Loss Related To Assets Or Debt Of Certain Variable Interest Entities JPY (¥)	Mar. 31, 2012 Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests USD ($)	Mar. 31, 2012 Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests JPY (¥)	Mar. 31, 2011 Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests JPY (¥)	Mar. 31, 2010 Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests JPY (¥)	Mar. 31, 2012 Cash and Cash Equivalents, Restricted Cash and Time Deposits USD ($)	Mar. 31, 2012 Cash and Cash Equivalents, Restricted Cash and Time Deposits JPY (¥)	Mar. 31, 2011 Cash and Cash Equivalents, Restricted Cash and Time Deposits JPY (¥)	Mar. 31, 2010 Cash and Cash Equivalents, Restricted Cash and Time Deposits JPY (¥)	Mar. 31, 2012 Allowance for doubtful receivables on direct financing leases and probable loan losses USD ($)	Mar. 31, 2012 Allowance for doubtful receivables on direct financing leases and probable loan losses JPY (¥)	Mar. 31, 2011 Allowance for doubtful receivables on direct financing leases and probable loan losses JPY (¥)	Mar. 31, 2010 Allowance for doubtful receivables on direct financing leases and probable loan losses JPY (¥)	Mar. 31, 2012 Other Receivables USD ($)	Mar. 31, 2012 Other Receivables JPY (¥)	Mar. 31, 2011 Other Receivables JPY (¥)	Mar. 31, 2010 Other Receivables JPY (¥)	Mar. 31, 2012 Other corporate assets USD ($)	Mar. 31, 2012 Other corporate assets JPY (¥)	Mar. 31, 2011 Other corporate assets JPY (¥)	Mar. 31, 2010 Other corporate assets JPY (¥)
Segment revenues:
Revenues	$ 11,837		¥ 972,884		¥ 946,878		¥ 890,552		$ 11,530	¥ 947,635	¥ 937,963	¥ 954,062	$ 67	¥ 5,564	¥ 3,440	¥ 5,818	$ 509	¥ 41,833	¥ 51,747	¥ 3,455	$ (269)	¥ (22,148)	¥ (46,272)	¥ (72,783)
Segment profits:
Segment profits (losses)	1,077		88,542		72,607		40,937		1,766	145,167	118,920	69,860									(15)	(1,279)	(12,220)	(12,989)	(187)	(14,690)	(11,852)	(276)	0	0	(615)	(887)	0	0	203	173	(36)	(3,689)	(4,876)	(3,004)	31	2,583	(1,591)	0	29	2,392	5,332	3,180
Income before income taxes and discontinued operations	1,588	[1]	130,484	[1]	93,301	[1]	56,057	[1]
Segment assets:
Assets	$ 101,653		¥ 8,354,874		¥ 8,581,582		¥ 7,739,800		$ 73,028	¥ 6,002,139	¥ 6,142,818	¥ 6,284,275					$ 10,536	¥ 865,935	¥ 1,011,833	¥ 199,660																													$ 11,367	¥ 934,257	¥ 855,340	¥ 717,121	$ (1,662)	¥ (136,588)	¥ (154,150)	¥ (157,523)	$ 2,289	¥ 188,108	¥ 182,013	¥ 210,521	$ 6,095	¥ 501,023	¥ 543,728	¥ 485,746

[1]	Results of discontinued operations are included in each amount attributed to each geographic area.